Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Common stocks: 95.78%
Communication services: 2.05%
Interactive media & services: 2.05%
Bumble Incorporated Class A	36,016	$ 758,137
IAC/InterActiveCorp †	31,869	1,414,984
		2,173,121
Consumer discretionary: 10.05%
Diversified consumer services: 0.97%
Mister Car Wash Incorporated †«	111,680	1,030,806
Hotels, restaurants & leisure: 4.32%
Papa John's International Incorporated	27,291	2,246,322
Wingstop Incorporated	16,883	2,323,438
		4,569,760
Internet & direct marketing retail: 1.74%
Global-E Online Limited †	38,887	802,628
Xometry Incorporated Class A	32,022	1,032,069
		1,834,697
Leisure products: 3.02%
Callaway Golf Company †	61,853	1,221,597
Games Workshop Group plc	19,033	1,970,802
		3,192,399
Consumer staples: 2.37%
Beverages: 2.37%
MGP Ingredients Incorporated	23,527	2,502,802
Financials: 2.83%
Capital markets: 1.82%
Morningstar Incorporated	6,501	1,408,052
Open Lending Corporation Class A †	76,108	513,729
		1,921,781
Mortgage REITs: 1.01%
AGNC Investment Corporation	103,277	1,068,917
Health care: 26.90%
Biotechnology: 4.98%
Apellis Pharmaceuticals Incorporated	10,628	549,574
Ascendis Pharma AS ADR †	8,224	1,004,397
Chimerix Incorporated	152,716	284,052
CRISPR Therapeutics AG †	7,430	302,030
CTI BioPharma Corporation †«	81,190	487,952
Fate Therapeutics Incorporated	17,054	172,075
Halozyme Therapeutics Incorporated †	33,263	1,892,665
Mirati Therapeutics Incorporated †	5,700	258,267
Zentalis Pharmaceuticals Incorporated †	15,363	309,411
		5,260,423
See accompanying notes to portfolio of investments

Allspring Discovery Small Cap Growth Fund  |  1

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Health care equipment & supplies: 13.23%
Axonics Incorporated †	16,722	$ 1,045,627
Establishment Labs Holdings Incorporated	10,651	699,238
ICU Medical Incorporated †	5,718	900,471
Inari Medical Incorporated †	21,819	1,386,816
Inspire Medical Systems Incorporated †	11,030	2,778,236
iRhythm Technologies Incorporated †	14,729	1,379,665
Lantheus Holdings Incorporated †	21,964	1,119,285
Shockwave Medical Incorporated †	6,171	1,268,819
TransMedics Group Incorporated †	14,204	876,671
Treace Medical Concepts Incorporated †	57,821	1,329,305
UFP Technologies Incorporated †	10,214	1,204,128
		13,988,261
Health care providers & services: 4.94%
HealthEquity Incorporated †	52,394	3,229,563
Option Care Health Incorporated †	66,214	1,992,379
		5,221,942
Life sciences tools & services: 3.25%
Azenta Incorporated †	20,996	1,222,387
MaxCyte Incorporated «	152,850	834,561
Stevanato Group SpA	76,876	1,381,462
		3,438,410
Pharmaceuticals: 0.50%
Arvinas Incorporated †	15,422	527,587
Industrials: 19.01%
Aerospace & defense: 1.39%
Axon Enterprise Incorporated †	8,856	1,469,476
Building products: 1.77%
Advanced Drainage Systems Incorporated	12,566	1,030,035
Trex Company Incorporated †	19,779	837,245
		1,867,280
Commercial services & supplies: 6.01%
Casella Waste Systems Incorporated Class A †	34,767	2,757,371
Ritchie Bros. Auctioneers Incorporated	15,264	882,717
Tetra Tech Incorporated	18,715	2,717,231
		6,357,319
Electrical equipment: 2.54%
Allied Motion Technologies	49,798	1,733,468
Shoals Technologies Group Class A †	38,704	954,828
		2,688,296
Professional services: 2.70%
FTI Consulting Incorporated †	8,117	1,288,980
ICF International Incorporated	15,757	1,560,731
		2,849,711
Road & rail: 2.61%
Saia Incorporated †	13,133	2,753,727
See accompanying notes to portfolio of investments

2  |  Allspring Discovery Small Cap Growth Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Trading companies & distributors: 1.99%
SiteOne Landscape Supply Incorporated †	17,953	$ 2,106,246
Information technology: 27.97%
Electronic equipment, instruments & components: 5.34%
Littelfuse Incorporated	8,024	1,766,885
Nayax Limited †	40,807	769,618
Nlight Incorporated †	80,042	811,626
Novanta Incorporated †	16,879	2,293,350
		5,641,479
IT services: 8.49%
Endava plc ADR †	18,328	1,402,092
Keywords Studios plc	67,498	2,222,831
Shift4 Payments Incorporated Class A †	34,328	1,919,965
StoneCo Limited Class A †	95,120	897,933
WNS Holdings Limited ADR †	31,705	2,536,083
		8,978,904
Semiconductors & semiconductor equipment: 3.50%
Impinj Incorporated †	14,340	1,565,641
Indie Semiconductor Incorporated †«	92,903	541,624
Lattice Semiconductor Corporation	12,295	797,700
Sitime Corporation †	7,806	793,246
		3,698,211
Software: 10.64%
Bill.com Holdings Incorporated †	11,535	1,256,854
CCC Intelligent Solutions †	88,929	773,682
Clearwater Analytics Holdings Incorporated Class A	48,312	905,850
CS Disco Incorporated	45,033	284,609
Five9 Incorporated †	20,534	1,393,437
Gitlab Incorporated Class A †«	21,182	962,510
Jamf Holding Corporation †	63,245	1,347,119
Olo Incorporated Class A †	133,153	832,206
SentinelOne Incorporated Class A	31,142	454,362
Sprout Social Incorporated Class A †	28,946	1,634,291
Workiva Incorporated †	16,746	1,406,162
		11,251,082
Materials: 1.19%
Chemicals: 0.39%
Aspen Aerogels Incorporated	34,721	409,361
Containers & packaging: 0.80%
Ranpak Holdings Corporation	146,299	844,145
Real estate: 3.41%
Equity REITs: 2.51%
Rexford Industrial Realty Incorporated	48,473	2,648,565
Real estate management & development: 0.90%
DigitalBridge Group Incorporated	87,159	953,519
Total Common stocks (Cost $105,642,147)		101,248,227

See accompanying notes to portfolio of investments

Allspring Discovery Small Cap Growth Fund  |  3

Portfolio of investments—December 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 11.51%
Investment companies: 11.51%
Allspring Government Money Market Fund Select Class ♠∞		4.09%	8,450,430	$ 8,450,430
Securities Lending Cash Investments LLC ♠∩∞		4.36	3,716,464	3,716,464
Total Short-term investments (Cost $12,166,789)				12,166,894
Total investments in securities (Cost $117,808,936)	107.29%			113,415,121
Other assets and liabilities, net	(7.29)			(7,707,830)
Total net assets	100.00%			$105,707,291

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,852,545	$29,517,365	$(22,919,480)	$ 0	$ 0	$ 8,450,430	8,450,430	$ 61,495
Securities Lending Cash Investments LLC	5,055,425	36,734,760	(38,073,645)	(181)	105	3,716,464	3,716,464	61,493#
				$(181)	$105	$12,166,894		$122,988

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring Discovery Small Cap Growth Fund

Notes to portfolio of investments—December 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments

Allspring Discovery Small Cap Growth Fund  |  5

Notes to portfolio of investments—December 31, 2022 (unaudited)

Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,173,121	$0	$0	$2,173,121
Consumer discretionary	10,627,662	0	0	10,627,662
Consumer staples	2,502,802	0	0	2,502,802
Financials	2,990,698	0	0	2,990,698
Health care	28,436,623	0	0	28,436,623
Industrials	20,092,055	0	0	20,092,055
Information technology	28,800,058	769,618	0	29,569,676
Materials	1,253,506	0	0	1,253,506
Real estate	3,602,084	0	0	3,602,084
Short-term investments
Investment companies	12,166,894	0	0	12,166,894
Total assets	$112,645,503	$769,618	$0	$113,415,121
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Discovery Small Cap Growth Fund